ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Summary of accounts payable and accrued expenses

	September 30, 2024	December 31, 2023
Accrued research and development	$2,968,508	$2,263,934
Accrued compensation expenses	247,210	716,307
Accrued professional fees	83,950	58,388
Other accounts payable and accrued expenses	19,097	3,809
Total	$3,318,765	$3,042,438

	December 31, 2023	December 31, 2022
Accrued compensation expenses	$716,307	$542,895
Accrued research and development	2,263,934	1,405,536
Accrued professional fees	58,388	83,715
Other accounts payable and accrued expenses	3,809	29,539
Total	$3,042,438	$2,061,685